Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31	December 31
	2020	2019
	US Dollars (In thousands)
Computers and software	1	1
Furniture and equipment	10	10
	11	11

Less - accumulated depreciation	(5)	(4)

	6	7